Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
Note 21 - Debt

Short-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
2028 Notes	75.0	—
2030 Notes	25.0	—
$350m Convertible bonds	—	350.0
PPL Delivery Financing	—	60.0
Hayfin Facility	—	20.0
New DNB Facility	—	20.0
Principal Outstanding	100.0	450.0
Deferred finance charges (1)	(10.3)	(4.9)
Debt discount	(6.8)	—
Hayfin Facility Back-End Fee	—	0.4
New DNB Facility Back-End Fee	—	0.4
Carrying Value Short-Term Debt (2)	82.9	445.9
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
2028 Notes	950.0	—
2030 Notes	490.0	—
$250m Convertible Bonds	250.0	—
PPL Delivery Financing	—	609.6
Seatrium Delivery Financing	—	259.2
Hayfin Facility	—	134.0
New DNB Facility	—	130.0
Principal Outstanding	1,690.0	1,132.8
Deferred finance charges(1)	(40.5)	(6.4)
Debt discount	(30.7)	—
PPL Delivery Financing Back-End Fee	—	26.0
Seatrium Delivery Financing Back-End Fee	—	13.5
Hayfin Facility Back-End Fee	—	2.8
New DNB Facility Back-End Fee	—	2.6
Effective Interest Rate adjustments on PPL and Seatrium Delivery Financing Facilities	—	19.8
Carrying Value Long-Term Debt (2)	1,618.8	1,191.1

(1) As at December 31, 2023, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, 2030 Notes, $250 million Convertible Bonds, undrawn $150 million RCF as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 28 - Stockholders' Equity). As at December 31, 2022, deferred finance charges included the unamortized legal and bank fees associated with the New DNB Facility, amended Hayfin Term Loan
Facility, $350 million Convertible Bond and the unamortized extension fee associated with the amended PPL Delivery Financing Facility.

(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and certain interest adjustments to allow for variations in interest payments to be straight lined.

The scheduled maturities as of December 31, 2023 of our principal debt are as follows:

(In $ millions)	December 31, 2023
2024	100.0
2025	100.0
2026	100.0
2027	100.0
Thereafter	1,390.0
Total	1,790.0

Our Long Term Debt

We have relied on long term secured loans and bonds and unsecured convertible notes to finance our business, including our shipyard financing facilities with Seatrium and PPL, our secured loan with Hayfin, our Syndicated facility and our New Bridge Facility and our Convertible bonds due 2023.

In the second half of 2022, we refinanced our senior secured credit facilities, maturing in 2023 to 2025. Following the successful equity raise of $274.9 million of gross proceeds in August 2022 and the signing and full drawdown of our $150.0 million New DNB Facility, we repaid in full the Syndicated Facility and the New Bridge Facility. Concurrently, we extended our shipyard delivery financing arrangement with PPL and our Hayfin Facility to mature in 2025; deferred the delivery dates for our remaining two newbuild jack-up rigs to 2025 and agreed to sell to a third party three newbuild jack-up rigs which the Company had previously agreed to purchase from Seatrium.

In February 2023, we issued $250.0 million principal amount of Convertible Bonds due in February 2028 and $150.0 million principal amount of Senior Secured Bonds due in February 2026, the proceeds of which were used to repay our $350 million of Convertible bonds due in May 2023.

In November 2023, we issued $1.54 billion of senior secured notes due in 2028 and 2030 and used the proceeds, together with the proceeds of a $50 million equity raise, to repay all of our then outstanding secured debt, consisting of the amounts outstanding under our (i) Hayfin Facility, (ii) Seatrium Facility, (iii) PPL Facility (iv) Syndicated Facility with DNB and (v) Senior Secured Notes due 2026.

As a result, as of December 31, 2023, our indebtedness consists of our $1.54 billion principal amount of senior secured notes due 2028 and 2030, which are secured by all of our currently owned rigs and our $250 million of unsecured Convertible Bonds due 2028. We also have a $180 million Super Senior Credit Facility, comprised of a $150 million RCF and a $30 million Guarantee Facility, which is also secured by all of the rigs we currently own. As of December 31, 2023, $29 million were drawn under the Guarantee Facility, and the $150 million under the RCF were undrawn (See Note 23 - Commitments and Contingencies).

Set forth below is a description of our outstanding bonds and our existing credit facility.
Senior Secured Notes

On November 7, 2023, the Company's wholly owned subsidiary Borr IHC Limited, and certain other subsidiaries, issued $1,540.0 million in aggregate principal amount of senior secured notes, consisting of $1,025.0 million principal amount of senior secured notes due 2028 issued at a price of 97.750%, raising proceeds of $1,001.9 million, bearing a coupon of 10% per annum (the "2028 Notes") and $515.0 million principal amount of senior secured notes due 2030 issued at a price of 97.000%, raising proceeds of $499.5 million, bearing a coupon of 10.375% per annum (the "2030 Notes" and, together with the 2028 Notes, the "Notes"). The 2028 Notes mature on November 15, 2028 and the 2030 Notes mature on November 15, 2030, and interest on the Notes is payable on May 15 and November 15 of each year, beginning on May 15, 2024.

The net proceeds from the issuance of the Notes, together with the proceeds of a $50 million private placement of the Company’s shares in Norway, were used to repay all of the Company’s outstanding secured borrowings, being the Company’s DNB Facility,
Hayfin Facility, the PPL Delivery Financing and the Seatrium Delivery Financing, the Company’s existing $150.0 million principal amount of Senior Secured Bonds, and to pay related premiums, fees, accrued interest and expenses, in connection with the foregoing.

The Notes were issued pursuant to an Indenture, dated November 7, 2023 (the "Indenture"), among Borr IHC Limited, the Company and certain subsidiaries of the Company named therein, and the trustee and security agent thereunder.

The Notes are guaranteed by the Company and by certain of our subsidiaries (the "Subsidiary Guarantors") and secured by substantially all of the assets of the Company and Subsidiary Guarantors, including our 22 delivered jack-up rigs. The Super Senior Credit Facility (see below) is secured on a super senior basis by the same collateral that secures the Notes.

The Indenture for the Notes requires amortization payments of $100 million per year at a price of 105% of principal amount, plus accrued interest. The Indenture also contains a cash sweep provision, applicable after the publication of the Company’s annual report, starting with the 2024 annual report to be published in 2025, requiring a mandatory offer to purchase the Notes with Excess Cash Flow (as defined in the Indenture) at 105% of principal amount plus accrued interest, of: (a) if the Consolidated Total Leverage Ratio (as defined in the Indenture) exceeds 3.0 to 1.0, a principal amount of Notes equal to 75% of the Excess Cash Flow for such fiscal year, (b) if the Consolidated Total Leverage Ratio exceeds 2.0 to 1.0 but is less than 3.0 to 1.0, a principal amount of Notes equal to 50% of the Excess Cash Flow for such fiscal year and (c) if the Consolidated Total Leverage Ratio exceeds 1.5 to 1.0 but is less than 2.0 to 1.0, a principal amount of Notes equal to 25% of the Excess Cash Flow for such fiscal year.

Optional Redemption

2028 Notes

Except as for the amortization described above, the 2028 Notes are not redeemable prior to November 15, 2025, except by paying a make-whole premium. From November 15, 2025, the Issuers may redeem all or a portion of the 2028 Notes at the redemption prices set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

12-month period commencing on November 15, 2025	Price (% of principal amount)
2025	105.000%
2026	102.500%
2027 and thereafter	100.000%

Prior to November 15, 2025, the Issuers may redeem up to 40% of the original aggregate principal amount of the 2028 Notes issued under the Indenture (including any additional 2028 Notes) up to an amount equal to the net cash proceeds of one or more equity offerings, at a redemption price equal to 110.000% of the principal amount thereof, plus accrued and unpaid interest thereon, provided, that immediately after giving effect to any such redemption, at least 60% of the original aggregate principal amount of 2028 Notes (including any additional 2028 Notes) remains outstanding. In addition, at any time prior to November 15, 2025, the Issuers may redeem up to 10% of the original aggregate principal amount of the 2028 Notes issued under the Indenture (including any additional 2028 Notes) during any twelve-month period at a redemption price equal to 103.000% of the aggregate principal amount thereof, plus accrued and unpaid interest.

2030 Notes

Except as for the amortization described above, the 2030 Notes are not redeemable prior to November 15, 2026, except by paying a make-whole premium. From November 15, 2026, the Issuers may redeem all or a portion of the 2030 Notes at the redemption prices set forth below, plus accrued and unpaid interest:

12-month period commencing on November 15, 2026	Price (% of principal amount)
2026	105.188%
2027	102.594%
2028 and thereafter	100.000%
Prior to November 15, 2026, the Issuers may redeem up to 40% of the original aggregate principal amount of the 2030 Notes issued under the Indenture (including any additional 2030 Notes) up to an amount equal to the net cash proceeds of one or more equity offerings, at a redemption price equal to 110.375% of the principal amount thereof, plus accrued and unpaid interest thereon, provided, that immediately after giving effect to any such redemption, at least 60% of the original aggregate principal amount of 2030 Notes (including any additional 2030 Notes) remains outstanding. In addition, at any time prior to November 15, 2026, the Issuers may redeem up to 10% of the original aggregate principal amount of the 2030 Notes issued under the Indenture (including any additional 2030 Notes) during any twelve-month period at a redemption price equal to 103.000% of the aggregate principal amount thereof, plus accrued and unpaid interest.

The Indenture contains covenants that, among other things, restrict the ability of the Company and its “restricted subsidiaries” (currently consisting of all of the Company’s subsidiaries other than the entities which are party to the contracts to acquire Vale and Var (and the owner of such entity and our Mexican JVs)) to: (i) incur additional debt and issue certain preferred stock; (ii) incur or create liens securing debt; (iii) pay or make certain dividends, distributions, investments and other restricted payments; (iv) sell or otherwise dispose of certain assets; (v) engage in certain transactions with affiliates; and (vi) merge, consolidate, amalgamate or sell, transfer, lease or otherwise dispose of all or substantially all of the Company’s assets. These covenants are subject to important exceptions and qualifications. In addition, many of these covenants will be suspended with respect to the Notes during any time that the Notes have investment grade ratings from at least two rating agencies and no default with respect to the Notes has occurred and is continuing.

Upon the occurrence of certain Change of Control Triggering Event (as defined in the Indenture), the Issuers must offer to purchase all of the Notes then outstanding at a price equal to 101% of the principal amount thereof, together with accrued and unpaid interest, if any, to the date of the purchase.

The foregoing description of the Indenture is qualified in its entirety by reference to the full text of the Indenture, a copy of which is filed as Exhibit 4.13 to the Q3 2023 Form 6-K and is incorporated herein by reference.
Super Senior Credit Facility

On November 7, 2023, the Company and Borr IHC Limited (as borrowers and guarantors) entered into the Super Senior Credit Facility Agreement with DNB Bank ASA and Citibank N.A., Jersey Branch (as original lenders), DNB Bank ASA (as facility agent) (the “RCF Facility Agent”) and Wilmington Trust (London) Limited (as security agent). This facility is comprised of a $150 million RCF and a $30 million Guarantee Facility.

Borrowings will be available to be used for general corporate and/or working capital purposes, provided that any amounts borrowed may not be used to fund any dividend or other distribution.

The Super Senior Credit Facility is secured on a super-senior basis by the same security that secures the Notes.

The interest rate on loans under the RCF is the applicable margin plus Term SOFR, subject to a zero floor. The initial margin is 3.25% per annum. Subject to certain conditions, the margin will be adjusted in accordance with a margin ratchet.

The Super Senior Credit Facility Agreement contains certain incurrence covenants which are substantially the same as those that are contained in the Indenture for the Notes, customary affirmative and negative covenants, as well as financial covenants which require the Company to comply subject (where applicable) to the satisfaction of certain conditions, with a maximum consolidated net leverage ratio, a minimum liquidity ratio, a minimum equity ratio, a minimum collateral ratio (based on the market value of certain of our Rigs) and a minimum interest cover ratio on particular test dates and during particular periods. The agreement contains customary cure rights for certain of the financial covenants.

A commitment fee is payable on the aggregate undrawn and uncancelled amount of the RCF from November 7, 2023 until the last day of the availability period for the facility at the rate of 40% of the then applicable margin.

The termination date for the Super Senior Credit Facility will be the earlier of the date falling (i) 54 months after the Closing Date (as defined in the Super Senior Credit Facility Agreement); and (ii) six months prior to the final maturity of the Notes.

The foregoing description of the Super Senior Credit Facility is qualified in its entirety by reference to the full text of the Super Senior Credit Facility Agreement, a copy of which is filed as Exhibit 4.14 to the Q3 2023 Form 6-K and is incorporated herein by reference.
Undelivered Seatrium Newbuild Financing

We have agreements to purchase two undelivered rigs from Seatrium, “Vale” and “Var”. These rigs are presently under construction by Seatrium and the best efforts expedited delivery date for "Vale" is scheduled for August 2024, and best efforts expedited delivery date for "Var" is scheduled for November 2024.

In October 2023, we reached an agreement in principle with Seatrium to amend and restate the terms of these future and contingent obligations which include: (i) the payment of the final installments on each rig, of $147,406,000 per rig, payable on delivery; (ii) “holding costs” and “cost cover”, accruing until delivery of the rigs, which are payable quarterly in arrears; (iii) acceleration costs of $12.5 million per rig, payable on delivery; and (iv) the ability to draw on committed delivery financing from OPPL, of $130.0 million for each rig, with a four-year maturity, subject to a right for the lender to call the loan after three years, with repayments of principal at the rate of $15.0 million per year per rig in years 1 and 2 with the balance of the principal amortizing in years 3 and 4.

As part of the agreement with Seatrium, the Company will grant a limited guarantee to Seatrium in respect of construction and related costs related to "Vale" and "Var" (less the amount of the committed financing) up to delivery. If the committed financing facilities are drawn, then the lender, OPPL, will not have recourse to the Company and will not have a guarantee from the Company in respect of the financing but the facilities will be secured by a separate security package, consisting of: (i) rig mortgages over "Vale" and "Var", (ii) pledges over receivables in respect of the rigs from each the owners of "Vale" and "Var" and (on a limited recourse basis) any intra-group charterers, (iii) pledge over insurances, (iv) share pledges over the share capital of the owners of "Vale" and "Var" (v) a fixed charge over a blocked debt reserve bank account, (vi) a floating charge over the earnings account of each owner of "Vale" and "Var" and (vii) an intercompany debt subordination deed.

Unsecured Convertible Bonds due 2028

In February 2023, we raised $250.0 million through the issuance of new unsecured convertible bonds, which mature in February 2028, the proceeds of which were used to refinance our Convertible Bonds due in May 2023. The initial conversion price was $ 7.3471 per share, convertible into 34,027,031 common shares. Following the declaration and payment of a $0.05 per share cash distribution in January 2024 and a further $0.05 per share cash distribution paid in March 2024, the adjusted conversion price is $7.2384 per share, with the full amount of the convertible bonds convertible into 34,538,019 shares. The convertible bonds have a coupon of 5% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.

For a description of our outstanding debt facilities as at December 31, 2022, see Note 21 - Debt, in our annual report on Form 20-F for the year ended December 31, 2022 filed with the SEC on March 30, 2023.
Interest

The weighted average interest rate for our interest-bearing debt (excluding our convertible bonds) was 10.62% for the year ended December 31, 2023 (2022: 7.32%).